Inventory (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 118,927	$ 103,297
Raw materials	106,792	54,756
Total Inventory	$ 225,719	$ 158,053